Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 15,049	$ 14,751	$ 11,137
Tax on profit at Australian prima facie tax rate of 30 per cent	4,515	4,425	3,341
Total taxation expense	5,529	7,007	4,443
Income tax expense	5,335	6,879	4,276
Royalty-related taxation (net of income tax benefit)	194	128	167
US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes		1,390
Non-tax effected operating losses and capital gains		834
Tax on remitted and unremitted foreign earnings		194
Recognition of previously unrecognised tax assets		(95)
Other		(3)
Total taxation expense		2,320
Items not related to US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes	6	(79)	25
Non-tax effected operating losses and capital gains	742	721	242
Tax on remitted and unremitted foreign earnings	283	401	478
Recognition of previously unrecognised tax assets	(10)	(170)	(21)
Other	87	172	219
Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses	164	(44)	(82)
Amounts over provided in prior years	(21)	(51)	175
Foreign exchange adjustments	(25)	(152)	88
Investment and development allowance	(94)	(180)	(53)
Impact of tax rates applicable outside of Australia	$ (312)	$ (484)	$ (136)